FORM N-Q

CERTIFIED SHAREHOLDERS REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act - file number:                               811-10419

Exact Name of registrant as specified in charter:                  NorthQuest Capital Fund, Inc.

Address of principal executive offices:                                 16 Rimwood Lane

                                                                                               Colts Neck, NJ  07722

Name and address of agent for service:                                Peter J. Lencki

                                                                                              16 Rimwood Lane

                                                                                              Colts Neck, NJ   07722

Registrant telephone number, including area code:              732 842-3465

Date of fiscal year:                                                                12/31/2012

Date of reporting period:                                                      03/31/2012

Item  1.   Report to Shareholders.

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NORTHQUEST CAPITAL FUND, INC.

March 31, 2012

To the Shareholders of NorthQuest Capital Fund, Inc.:

     Our Fund began the year at a share price of $10.85 and ended the past three months at $11.79.  The Fund’s total return, year-to-date before taxes for this period, increased

8.66%.  NorthQuest has 200,704 shares outstanding with total net assets of $2,366,769.  The following table may be helpful in comparing the Fund’s performance with other investments and financial indices.

          Performance  Comparison

The Fund & Other Indexes                                                         Year-To-Date (Loss)

NorthQuest Capital Fund 8.66%
Dow Jones Industrial 8.14%
NASDAQ Composite 18.67%
S&P 500 12.00%

First Quarter Activity

     The Fund sold its entire position of 3200 shares of Medtronic Inc. (MDT) at end of the first quarter. A long-term capital loss of $11,075 was recorded by the Fund as per this transaction. The Fund concluded that a negative trend had developed with regard to Medtronic’s revenue, earnings and free cash flow growth rates. The high unemployment and underemployment rates have forced many individuals to postpone medical procedures that require medical devices. Additionally, Physicians, hospitals and other medical institutions are consolidating into cost-effective entities, which have put pricing pressures on companies that sell medical devices. MDT produces medical devices such as pace makers and defibrillators.

     No common stock securities purchases were made so far in 2012.

     This quarterly report includes the Fund’s “Schedule of Investments”, each shareholders’ account statement and the Fund’s prospectus dated 03/16/2012. Please do not hesitate to call or write me with any comments or questions that you may have about this report.

Sincerely,

Peter J. Lencki

President

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NORTHQUEST CAPITAL FUND, INC.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2012

NorthQuest Capital Fund, Inc.

16 Rimwood Lane

Colts Neck, NJ  07722

1-800-698-5261

www.NorthQuestFund.com

NORTHQUEST CAPITAL FUND, INC.
Schedule of Investments - (Unaudited)
	March 31, 2012

			Fair
COMMON STOCKS - 87.13%	Shares	Cost	Value

Biotechnology Industry - 6.32%
Amgen Inc. *	2,200	$ 126,843	$ 149,578

Computer Hardware & Software - 13.21%
Fiserv Inc. *	2,500	109,333	173,475
Internationa Business Machines *	300	48,534	62,595
Symantec Corp. *	4,100	39,478	76,670

		197,345	312,740

Defense Industry - 9.30%
General Dynamics Corp.	3,000	100,926	220,140

Electrical Products/Equipment - 5.07%
Emerson Electric Co.	2,300	96,251	120,014

Financial Services - 3.35%
U.S. Bancorp	2,500	74,356	79,200

Diversified Industrials - 13.12%
Parker Hannifin Corp.	2,200	154,608	186,010
United Technologies Corp.	1,500	67,597	124,410

		222,205	310,420

Machinery Industry - 6.04%
Donaldson Co.	4,000	43,375	142,920

The accompanying notes are an integral part of these financial statements.

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NORTHQUEST CAPITAL FUND, INC.
Schedule of Investments - (Unaudited) (continued)
	March 31, 2012

			Fair
COMMON STOCKS - 87.13%	Shares	Cost	Value

Medical Supplies Industry - 10.81%
C.R. Bard, Inc. *	1,300	$ 115,570	$ 128,336
Stryker Corp.	2,300	72,730	127,604

		188,300	255,940

Metals & Mining Industry - 4.18%
Freeport McMoran Copper & Gold	2,600	121,361	98,904

Petroleum & Chemical Industry - 10.48%
Chevron Corp. *	1,100	105,283	117,964
Exxon Mobil Corporation	1,500	98,847	130,095

		204,130	248,059

Steel Industry - 5.25%
Reliance Steel & Aluminum	2,200	77,197	124,256

TOTAL COMMON STOCKS		$1,452,289	2,062,171

OTHER ASSETS LESS LIABILITIES - 12.87%			304,598

NET ASSETS - 100%			$2,366,769

* Non-income producing during the period.

The accompanying notes are an integral part of these financial statements.

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	NORTHQUEST CAPITAL FUND, INC.
	Schedule of Investments - (Unaudited) (continued)
	March 31, 2012

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or
	liabilities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that
	are observable for the asset or liability, either directly or indirectly.
	These inputs may include quoted prices for the identical instrument
	on an active market, price for similar instruments, interest rates,
	prepayment speeds, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant
	obserable inputs are not available, representing the Fund's own
	assumptions about the assumptions a market participant would use
	in valuing the asset or liability, and would be based on the best
	information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2012 in valuing the Fund's investments carried at value:

Investments in Securities	Level1	Level 2	Level 3	Total

Common Stocks	$2,062,171	$ -	$ -	$2,062,171

	$2,062,171	$ -	$ -	$2,062,171

The accompanying notes are an integral part of these financial statements.

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NORTHQUEST CAPITAL FUND, INC.

  Notes to Financial Statements

March 31, 2012

(Unaudited)

At March 31, 2012, the gross unrealized appreciation for all securities totaled $632,339 and the gross unrealized depreciation for all securities totaled $22,457 or a net unrealized appreciation of $609,882. The aggregate cost of securities for federal tax purposes at March 31, 2012 was $1,452,289.

Note 1 - Security Valuation: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock  exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund’s “Fair Value Policy” that has been authorized by the Fund’s Board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

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Investment Advisor

Emerald Research Corporation

16 Rimwood Lane

Colts Neck, NJ 07722

Custodian

Charles Schwab & Company, Inc.

70 White Street

Red Bank, NJ 07701

Transfer Agent

Emerald Research Corporation

16 Rimwood Lane

Colts Neck, NJ 07722

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel

The Sourlis Law Firm

130 Maple Ave., Suite 9B2

Red Bank, NJ 07701

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc.  Such offering is made only be prospectus, which includes details as to offering price and material information.

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Item  2.  Code of Ethics.

Pursuant to the requirements of Section 406 and 407 of the Sarbanes-Oxley Act of 2002, the NorthQuest Capital Fund, (the ‘Fund”), hereby adopts the following Code of Ethics, which applies to the Fund’s principal executive (Peter Lencki), chief financial officer (Peter Lencki), and accounting officers or person performing similar functions regardless of whether these individuals are employed by the Fund or a third party, is designed to deter wrongdoing and to promote:

a)

Honest and ethical conduct, including the ethical handling of actual and apparent conflicts of interest between personnel and professional relationships;

b)

Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission and in all public communications;

c)

Compliance with all applicable governmental laws, rules and regulations;

d)

Prompt internal reporting of violations f the code, should any occur, to any of the principal officers of the Fund and all appropriate persons identified in the code; and

e)

The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3.  Audit Committee Financial Expert.

The Fund has assets of $2.4 million and has no audit committee and therefore has no audit committee expert. The Fund’s officers and board of directors, which consists of independent directors that control 60% of the board, oversee and review all Fund reports. The current Fund auditor is John Townsend of Sanville & Company. Mr. Townsend conducts various Fund audits and continues to indicate satisfaction with the Fund’s internal controls and other Fund reporting. At this time the Fund believes it has adequate supervision over its accounting procedures, practices and reporting.

Item 4-8.  (Reserved)

Item 9.  Controls and Procedures.

Peter J. Lencki is the president and chief financial officer of the Fund. He handles all financial matters of the Fund and has provided the internal control procedures to produce detailed and accurate reports in all financial matters involving Fund operations. Peter J. Lencki reports to the board of directors on a continuous basis. Mr. Lencki is also president and owner of the investment advisor, the Emerald Research Corporation. Auditors has reviewed the internal control exercised by the Fund during the past year and found no material weaknesses.

Item 10.  Exhibits.

A.

EX99Q112.CER

A separate certification of the principal executive and principal financial officer as required by Rule 30a-2(a) und the Investment company Act of 1940 is filed herewith as an exhibit to and part of this Form N-Q.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                        NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date:  04/18/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report to be signed below by the following person on behalf of the registrant and in capacities and on the date indicated.

(Registrant)                                                        NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date:  04/18/2012

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